Government Grant (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Government Grant [Line Items]
Non-refundable government contribution value	$ 85.0
Recorded relating to agreement	3.6	$ 13.4	$ 19.5
Satellites [Member]
Government Grant [Line Items]
Recorded as a reduction		5.4
Operating Expenses [Member]
Government Grant [Line Items]
Recorded as a reduction	$ 3.6	$ 8.0